General and administrative expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General And Administrative Expenses [Line Items]
Occupancy		$ 914	$ 908	$ 946
Rent and maintenance of IT and other equipment		654	570	517
Communication and market data services		638	622	634
Administration		590	612	716
of which: UK and German bank levy	[1]	58	20	124
Marketing and public relations		366	419	473
Travel and entertainment		425	425	428
Professional fees		1,015	1,227	1,247
Outsourcing of IT and other services		1,427	1,597	1,656
Litigation, regulatory and similar matters	[2]	657	434	805
Other		110	135	94
Total general and administrative expenses	[3]	6,797	6,949	7,517
Recoveries from third parties		29	55	13
UK bank levy net expenses		40	17
UK bank levy credit from prior years		45	85
UBS AG
General And Administrative Expenses [Line Items]
Occupancy		852	865	931
Rent and maintenance of IT and other equipment		326	422	517
Communication and market data services		520	544	632
Administration		5,383	3,644	1,077
of which: shared service costs charged by UBS Group AG or its subsidiaries	[4]	4,803	3,046	370
of which: UK and German bank levy	[1]	58	20	124
Marketing and public relations		277	338	470
Travel and entertainment		367	382	416
Professional fees		870	1,086	1,238
Outsourcing of IT and other services		729	1,169	1,610
Litigation, regulatory and similar matters	[2]	657	434	805
Other		95	118	79
Total general and administrative expenses	[3]	10,075	9,001	7,776
Recoveries from third parties		29	55	$ 13
UK bank levy net expenses		40	17
UK bank levy credit from prior years		$ 45	$ 85

[1]	The UK bank levy expenses of USD 40 million for 2018 and USD 17 million for 2017 included a credit of USD 45 million and USD 85 million, respectively, related to prior years
[2]
Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 21 for more information. Also includes recoveries from third parties of USD 29 million, USD 55 million and USD 13 million for the years ended 31 December 2018, 31 December 2017 and 31 December 2016, respectively.

[3]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[4]
Relates to subsidiaries not in the UBS AG scope of consolidation. The increase in 2018 and 2017 compared with 2016 was mainly due to the transfer of shared services functions in Switzerland and the UK from UBS AG to UBS Business Solutions AG in the second quarter and fourth quarter of 2017, respectively. Refer to Note 32 for more information